Intangible Asset (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Capitalized cost			$ 3,037,147	$ 3,037,147
Business combination of tax basis			1,782	$ 1,782
Number of shares acquired in exchange for common stock		31,745,242		2,090,301
Precentage of issued and outstanding common stock diluted basis		90.00%
Proceeds from common stock				$ 2,856,073			$ 4,270,000
Amortization expense			197,124	$ 222,559
Weighted average amortization period for intangible asset				14 years
Future amortization expense, twelve months			788,495	$ 788,495
Future amortization expense, year two			788,495	788,495
Future amortization expense, year three			788,495	788,495
Future amortization expense, year four			788,495	788,495
Future amortization expense, year five			788,495	788,495
Subscription Receivable [Member]
Proceeds from royalty receivable				8,000,000
CoNCERT Pharmaceuticals, Inc [Member]
Capitalized cost			11,038,929	11,038,929
Transaction costs			$ 1,782	$ 1,782
Option exercised in exchange for common stock	$ 8,000,000
Number of shares acquired in exchange for common stock	2,090,301
Percentage of common stock holdings	6.58%
Precentage of issued and outstanding common stock diluted basis	5.93%
Percentage of royalty	15.00%
Proceeds from royalty receivable	$ 8,000,000
Proceeds from common stock	$ 8,000,000